Share-Based Incentive Compensation (details) - Restricted Stock - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted stock units, deferred stock units and performance share awards [Member]
Share-based compensation
Fair value of shares that vested during the year		$ 175	$ 179	$ 147
Restricted stock units, deferred stock units and performance share awards [Member] | Subsequent Event [Member]
Summary of other equity instruments [Roll Forward]
Other equity instruments, granted, number	960,515
Other equity instruments, granted, weighted average grant-date fair value	$ 118.78
Restricted and deferred stock units [Member]
Summary of other equity instruments [Roll Forward]
Other equity instruments, nonvested, number, beginning of year		1,435,958
Other equity instruments, granted, number		676,736
Other equity instruments, vested, number		(667,650)
Other equity instruments, forfeited, number		(68,552)
Other equity instruments, nonvested, number, end of year		1,376,492	1,435,958
Other equity instruments, nonvested, weighted average grant-date fair value, beginning of year		$ 88.35
Other equity instruments, granted, weighted average grant-date fair value		106.93
Other equity instruments, vested, weighted average grant-date fair value		86.85
Other equity instruments, forfeited, weighted average grant-date fair value		97.82
Other equity instruments, nonvested, weighted average grant-date fair value, end of year		$ 97.75	$ 88.35
Other equity instruments, nonvested dividend equivalents, number, beginning of year		396
Other equity instruments, nonvested dividend equivalents, number, end of year		408	396
Restricted and deferred stock units [Member] | Subsequent Event [Member]
Summary of other equity instruments [Roll Forward]
Other equity instruments, granted, number	567,006
Restricted stock units [Member]
Share-based compensation
Award vesting period		3 years
Performance shares [Member]
Share-based compensation
Award vesting period		3 years
Peformance period		3 years
Summary of other equity instruments [Roll Forward]
Other equity instruments, nonvested, number, beginning of year		1,101,989
Other equity instruments, granted, number		476,411
Other equity instruments, vested, number		(818,360)
Other equity instruments, forfeited, number		(63,495)
Other equity instruments, performance-based adjustment, number		100,073
Other equity instruments, nonvested, number, end of year		796,618	1,101,989
Other equity instruments, nonvested, weighted average grant-date fair value, beginning of year		$ 91.27
Other equity instruments, granted, weighted average grant-date fair value		106.03
Other equity instruments, vested, weighted average grant-date fair value		84.43
Other equity instruments, forfeited, weighted average grant-date fair value		100.02
Other equity instruments, performance-based adjustment, weighted average grant-date fair value		88.22
Other equity instruments, nonvested, weighted average grant-date fair value, end of year		$ 106.03	$ 91.27
Other equity instruments, nonvested dividend equivalents, number, beginning of year		40,663
Other equity instruments, nonvested dividend equivalents, number, end of year		28,480	40,663
Performance shares [Member] | Subsequent Event [Member]
Summary of other equity instruments [Roll Forward]
Other equity instruments, granted, number	393,509
Performance shares [Member] | Feburary 2015, 2016 and 2017 Awards [Member] | Minimum [Member]
Share-based compensation
Percentage of performance shares to vest		50.00%
Performance shares [Member] | Feburary 2015, 2016 and 2017 Awards [Member] | Maxiumum [Member]
Share-based compensation
Percentage of performance shares to vest		150.00%